Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

7.      GOODWILL

Due to the decline of its market capitalization subsequent to the announcement on November 4, 2015 that it had commenced a restructuring of its operations (see Note 13) and was lowering its annual dividend, the Company concluded that goodwill impairment indicators existed and a goodwill assessment was required. Consequently, the Company performed an impairment assessment by comparing the estimated fair value of the reporting unit, using an income based approach and market based approach, to its carrying value as at November 30, 2015. Under the income based approach, the Company used a discounted cash flow methodology. Under the market based approach, the Company considered its market capitalization in addition to an estimated control premium. The results of this impairment assessment indicated that the estimated fair value of the reporting unit exceeded it carrying amount, therefore, the Company concluded there was no impairment of goodwill.

In performing its annual goodwill impairment assessment as at December 31, 2015, the Company determined there were no material changes to the assumptions underlying the estimated fair value of the reporting unit or its carrying value, therefore, the Company concluded there was no impairment of goodwill as at December 31, 2015..